PROPERTY AND EQUIPMENT - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
PROPERTY AND EQUIPMENT
Depreciation expense	$ 8,238	$ 5,342